Annual Total Returns- DWS Small Mid Cap Value VIP (Class B) [BarChart] - Class B - DWS Small Mid Cap Value VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.33%)	13.38%	34.70%	5.09%	(2.21%)	16.47%	10.13%	(16.32%)	20.99%	(1.11%)